Hedge accounting (Details 7) - BRL (R$)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Nominal Value	R$ 273,280,000,000	R$ 148,125,000,000
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	37,951,000,000	22,826,000,000
Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	14,603,000,000	11,051,000,000
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	225,396,000,000	111,412,000,000
Cash flow hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	7,326,000,000	5,779,000,000
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Value	156,339,000,000	40,209,000,000
Not later than one year [member] | Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	1,673,000,000	1,206,000,000
Not later than one year [member] | Cash flow hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	5,776,000,000	2,147,000,000
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	49,448,000,000	35,630,000,000
Later than one year and not later than two years [member] | Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	885,000,000	1,072,000,000
Later than one year and not later than two years [member] | Cash flow hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	578,000,000	3,632,000,000
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	37,090,000,000	30,367,000,000
Later than two years and not later than three years [member] | Hedge Of Assets Transactions [Member]
IfrsStatementLineItems [Line Items]
Nominal Value		6,015,000,000
Later than two years and not later than three years [member] | Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	1,288,000,000	302,000,000
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	9,572,000,000	9,111,000,000
Later than four years and not later than five years [member] | Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	579,000,000	2,920,000,000
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	10,459,000,000	8,404,000,000
Later than five years and not later than ten years [member] | Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	4,981,000,000	3,916,000,000
Later than five years and not later than ten years [member] | Cash flow hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	297,000,000
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	7,570,000,000	23,042,000,000
Later than three years and not later than four years [member] | Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	3,091,000,000	273,000,000
Later than three years and not later than four years [member] | Cash flow hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	675,000,000
Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	2,802,000,000	1,362,000,000
Hedge fund investments [member] | Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	2,106,000,000	1,362,000,000
Hedge Of Deposits And Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Nominal Value	149,210,000,000	39,136,000,000
Hedge Of Deposits And Repurchase Agreements [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	3,288,000,000	131,000,000
Hedge Of Deposits And Repurchase Agreements [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Value	108,499,000,000	1,284,000,000
Hedge Of Deposits And Repurchase Agreements [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	26,120,000,000	9,453,000,000
Hedge Of Deposits And Repurchase Agreements [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	9,110,000,000	14,221,000,000
Hedge Of Deposits And Repurchase Agreements [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	4,726,000,000	5,332,000,000
Hedge Of Deposits And Repurchase Agreements [Member] | Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	755,000,000	1,533,000,000
Hedge Of Deposits And Repurchase Agreements [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Value		7,313,000,000
Hedge Of Highly Probable Forecast Transactions [Member]
IfrsStatementLineItems [Line Items]
Nominal Value	343,000,000	3,508,000,000
Hedge Of Highly Probable Forecast Transactions [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Value	343,000,000	3,508,000,000
Hedges of net investment in foreign operations [member]
IfrsStatementLineItems [Line Items]
Nominal Value	9,933,000,000	15,924,000,000
Hedges of net investment in foreign operations [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Value	9,933,000,000	13,888,000,000
Hedge Of Loan Operations [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	16,031,000,000	8,890,000,000
Hedge Of Loan Operations [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	3,288,000,000	131,000,000
Hedge Of Loan Operations [Member] | Not later than one year [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	2,351,000,000	3,377,000,000
Hedge Of Loan Operations [Member] | Not later than one year [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value		131,000,000
Hedge Of Loan Operations [Member] | Later than one year and not later than two years [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	3,395,000,000	1,522,000,000
Hedge Of Loan Operations [Member] | Later than one year and not later than two years [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	1,577,000,000
Hedge Of Loan Operations [Member] | Later than two years and not later than three years [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	1,244,000,000	797,000,000
Hedge Of Loan Operations [Member] | Later than two years and not later than three years [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	1,161,000,000
Hedge Of Loan Operations [Member] | Later than four years and not later than five years [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	2,749,000,000	809,000,000
Hedge Of Loan Operations [Member] | Later than four years and not later than five years [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	550,000,000
Hedge Of Loan Operations [Member] | Later than five years and not later than ten years [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	3,753,000,000	1,547,000,000
Hedge Of Loan Operations [Member] | Later than three years and not later than four years [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	2,539,000,000	838,000,000
Hedge Of Assets Transactions [Member]
IfrsStatementLineItems [Line Items]
Nominal Value	6,528,000,000	8,213,000,000
Hedge Of Assets Transactions [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Value		2,198,000,000
Hedge Of Assets Transactions [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	6,528,000,000
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Nominal Value	50,848,000,000	39,962,000,000
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Value	16,696,000,000	2,322,000,000
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	9,705,000,000	14,963,000,000
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	22,740,000,000	8,976,000,000
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	622,000,000
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member] | Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Nominal Value		603,000,000
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	1,085,000,000	13,098,000,000
Hedge Of Assets Denominated In U F [Member]
IfrsStatementLineItems [Line Items]
Nominal Value	7,853,000,000	14,683,000,000
Hedge Of Assets Denominated In U F [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Value	7,853,000,000	10,148,000,000
Hedge Of Assets Denominated In U F [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Value		4,535,000,000
Hedge of fair value through other comprehensive income [member]
IfrsStatementLineItems [Line Items]
Nominal Value	7,317,000,000	2,884,000,000
Hedge of fair value through other comprehensive income [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Value	3,215,000,000
Hedge of fair value through other comprehensive income [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	660,000,000	453,000,000
Hedge of fair value through other comprehensive income [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	1,547,000,000	56,000,000
Hedge of fair value through other comprehensive income [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	346,000,000	50,000,000
Hedge of fair value through other comprehensive income [member] | Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	673,000,000	805,000,000
Hedge of fair value through other comprehensive income [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Value	180,000,000	1,520,000,000
Hedge of fair value through other comprehensive income [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Nominal Value	R$ 696,000,000
Hedges Of Net Investment In Foreign Operation [Member]
IfrsStatementLineItems [Line Items]
Nominal Value		R$ 13,888,000,000